Share Capital - Additional Information (Details) $ in Thousands, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 07, 2025 USD ($)	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 CAD ($)	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2025 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments		$ 257	$ 70	$ 465	$ 392
Share Capital | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares						5,893,768	5,893,768
Convertible debentures							$ 3.0
Debt conversion principal debt amount							$ 3.0
At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price	$ 30.0
Number of common shares sold | shares		533,969		533,969			13,315,850
Proceeds from sale of common shares						$ 12,200